FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,537,454	$ 1,438,688
Total liabilities	(513,526)	(536,809)
Carrying value
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	(81,932)	(20,758)
Carrying value | Non-current portion of debt
Disclosure of fair value measurement of assets [line items]
Total liabilities	(233,180)	(220,054)
Carrying value | Trade and receivables
Disclosure of fair value measurement of assets [line items]
Assets	14,848	36,236
Carrying value | Marketable securities (note 6)
Disclosure of fair value measurement of assets [line items]
Assets	114,001	148,944
Carrying value | Other financial assets
Disclosure of fair value measurement of assets [line items]
Assets	22,399	14,116
Fair value
Disclosure of fair value measurement of assets [line items]
Total liabilities	(259,578)	(245,515)
Net assets (liabilities)	(108,330)	(46,219)
Fair value | Non-current portion of debt
Disclosure of fair value measurement of assets [line items]
Total liabilities	259,578	(245,515)
Fair value | Trade and receivables
Disclosure of fair value measurement of assets [line items]
Assets	14,848	36,236
Fair value | Marketable securities (note 6)
Disclosure of fair value measurement of assets [line items]
Assets	114,001	148,944
Fair value | Other financial assets
Disclosure of fair value measurement of assets [line items]
Assets	$ 22,399	$ 14,116